advance billings and customer deposits - Reconciliation of contract liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Jan. 01, 2017
advance billings and customer deposits
Gross contract liabilities	$ 691	$ 691	$ 700
Reclassification to contract assets for contracts with contract liabilities less than contract assets	(142)	(146)	(143)
Reclassification from contract assets for contracts with contract assets less than contract liabilities	(5)	(4)	(5)
Current contract liabilities	$ 544	$ 541	$ 552	$ 496